LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense
The following tables represent FirstEnergy’s components of lease expense for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025
(In millions)	Vehicles	Buildings	Other	Total
Operating lease costs (1)	$106	$2	$5	$113
Finance lease costs:
Amortization of right-of-use assets	—	1	2	3
Interest on lease liabilities	—	2	—	2

Total finance lease cost	—	3	2	5

Total lease cost	$106	$5	$7	$118

(1)	Includes $45 million of short-term lease costs.

	For the Year Ended December 31, 2024
(In millions)	Vehicles	Buildings	Other	Total
Operating lease costs (1)	$82	$3	$6	$91
Finance lease costs:
Amortization of right-of-use assets	1	1	2	4
Interest on lease liabilities	—	2	—	2

Total finance lease cost	1	3	2	6

Total lease cost	$83	$6	$8	$97

(1)	Includes $35 million of short-term lease costs.

	For the Year Ended December 31, 2023
(In millions)	Vehicles	Buildings	Other	Total
Operating lease costs (1)	$60	$5	$14	$79
Finance lease costs:
Amortization of right-of-use assets	4	2	2	8
Interest on lease liabilities	—	5	—	5

Total finance lease cost	4	7	2	13

Total lease cost	$64	$12	$16	$92

(1)	Includes $27 million of short-term lease costs.
The following table represents JCP&L’s components of lease expense for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31,
(In millions)	2025	2024	2023
Operating lease costs (1)	$13	$11	$11
Finance lease costs:
Amortization of right-of-use assets	1	1	1
Interest on lease liabilities	1	1	1

Total finance lease cost	2	2	2

Total lease cost	$15	$13	$13

(1)	Includes short-term lease costs of $1 million for the year ended December 31, 2025 and $2 million for the years ended December 31, 2024 and 2023.

Supplemental cash flow information related to FirstEnergy’s leases was as follows:

	For the Years Ended December 31,
(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$71	$60	$54
Operating cash flows from finance leases	2	2	3
Finance cash flows from finance leases	2	2	8
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$104	$69	$13
Finance leases	—	—	—
Supplemental cash flow information related to JCP&L’s leases was as follows:

	For the Years Ended December 31,
(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$13	$12	$11
Operating cash flows from finance leases	1	1	1
Finance cash flows from finance leases	2	1	1
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$24	$10	$3
Finance leases	—	—	—
Maturities of FirstEnergy’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$72	$4	$76
2027	61	3	64
2028	58	4	62
2029	43	—	43
2030	29	—	29
Thereafter	85	—	85

Total lease payments (1)	348	11	359
Less imputed interest	61	1	62

Total net present value	$287	$10	$297

(1)	Operating lease payments for certain leases are offset by sublease receipts of $6 million over 7 years.
Maturities of JCP&L’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$13	$2	$15
2027	11	2	13
2028	13	—	13
2029	9	—	9
2030	7	—	7
Thereafter	42	—	42

Total lease payments (1)	95	4	99
Less imputed interest	28	—	28

Total net present value	$67	$4	$71

(1)	Operating lease payments for certain leases are offset by sublease receipts of $5 million over 7 years.

Schedule of Assets and Liabilities, Lessee
Lease terms and discount rates for FirstEnergy were as follows:

	As of December 31,
	2025	2024	2023
Weighted-average remaining lease terms (years)
Operating leases	6.40	5.62	5.93
Finance leases	12.79	12.38	12.26
Weighted-average discount rate (1)
Operating leases	5.16%	5.00%	4.51%
Finance leases	16.24%	15.39%	14.73%

(1)
When an implicit rate is not readily determinable, an incremental borrowing rate is utilized, determining the present value of lease payments. The rate is determined based on expected term and information available at the commencement date.

Lease terms and discount rates for JCP&L were as follows:

	As of December 31,
	2025	2024	2023
Weighted-average remaining lease terms (years)
Operating leases	9.39	6.00	6.60
Finance leases	12.15	9.60	10.30
Weighted-average discount rate (1)
Operating leases	5.83%	5.76%	5.68%
Finance leases	15.94%	16.07%	16.15%

(1)
When an implicit rate is not readily determinable, an incremental borrowing rate is utilized, determining the present value of lease payments. The rate is determined based on expected term and information available at the commencement date.

Supplemental balance sheet information related to FirstEnergy’s leases was as follows:

		As of December 31,
(In millions)	Financial Statement Line Item	2025	2024
Assets
Operating lease (1)	Deferred charges and other assets	$276	$228
Finance lease (2)	Property, plant and equipment	31	32

Total leased assets		$307	$260

Liabilities
Current:
Operating	Other current liabilities	$60	$51
Finance	Currently payable long-term debt	3	3
Noncurrent:
Operating	Other noncurrent liabilities	227	192
Finance	Long-term debt and other long-term obligations	7	9

Total leased liabilities		$297	$255

(1)	Operating lease assets are recorded net of accumulated amortization of $217 million and $174 million as of December 31, 2025 and 2024, respectively.
(2)	Finance lease assets are recorded net of accumulated amortization of $17 million and $14 million as of December 31, 2025 and 2024, respectively.
Supplemental balance sheet information related to JCP&L’s leases was as follows:

		As of December 31,
(In millions)	Financial Statement Line Item	2025	2024
Assets
Operating lease (1)	Deferred charges and other assets	$58	$43
Finance lease (2)	Property, plant and equipment	6	6

Total leased assets		$64	$49

Liabilities
Current:
Operating	Other current liabilities	$11	$11
Finance	Currently payable long-term debt	2	1
Noncurrent:
Operating	Other noncurrent liabilities	56	43
Finance	Long-term debt and other long-term obligations	2	4

Total leased liabilities		$71	$59

(1)	Operating lease assets are recorded net of accumulated amortization of $36 million and $30 million as of December 31, 2025 and 2024, respectively.
(2)	Finance lease assets are recorded net of accumulated amortization of $6 million and $5 million as of December 31, 2025 and 2024, respectively.

Schedule of Maturity of Operating Lease Liabilities
Maturities of FirstEnergy’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$72	$4	$76
2027	61	3	64
2028	58	4	62
2029	43	—	43
2030	29	—	29
Thereafter	85	—	85

Total lease payments (1)	348	11	359
Less imputed interest	61	1	62

Total net present value	$287	$10	$297

(1)	Operating lease payments for certain leases are offset by sublease receipts of $6 million over 7 years.
Maturities of JCP&L’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$13	$2	$15
2027	11	2	13
2028	13	—	13
2029	9	—	9
2030	7	—	7
Thereafter	42	—	42

Total lease payments (1)	95	4	99
Less imputed interest	28	—	28

Total net present value	$67	$4	$71

(1)	Operating lease payments for certain leases are offset by sublease receipts of $5 million over 7 years.

Schedule of Maturity of Finance Lease Liabilities
Maturities of FirstEnergy’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$72	$4	$76
2027	61	3	64
2028	58	4	62
2029	43	—	43
2030	29	—	29
Thereafter	85	—	85

Total lease payments (1)	348	11	359
Less imputed interest	61	1	62

Total net present value	$287	$10	$297

(1)	Operating lease payments for certain leases are offset by sublease receipts of $6 million over 7 years.
Maturities of JCP&L’s lease liabilities as of December 31, 2025, were as follows:

(In millions)	Operating Leases	Finance Leases	Total
2026	$13	$2	$15
2027	11	2	13
2028	13	—	13
2029	9	—	9
2030	7	—	7
Thereafter	42	—	42

Total lease payments (1)	95	4	99
Less imputed interest	28	—	28

Total net present value	$67	$4	$71

(1)	Operating lease payments for certain leases are offset by sublease receipts of $5 million over 7 years.